Deferred income tax assets and liabilities, net (Tables)	12 Months Ended
Jun. 30, 2025
Deferred income tax assets and liabilities, net
Schedule of changes in deferred tax balances through equity and profit or loss

	As of June 30,
(in € thousands)	2023	2024	2025
Deferred tax assets / (liabilities), net
Beginning of fiscal year	2,429	(237)	1,989
Recognized through equity / other comprehensive income	—	—	—
Recognized through profit or loss	(2,666)	2,226	(317)
End of fiscal year	(237)	1,989	1,672

Schedule of deferred tax balances

	2024		2025
	Deferred tax		Deferred tax
(in € thousands)	Assets	Liabilities	Assets	Liabilities
Intangible assets and goodwill	214	(4,323)	174	(4,323)
Property and equipment	—	(276)	19,194	(8,143)
Inventory	—	(27)	8,722	(99)
Receivables	—	(195)	2,099	—
Right-of-Use asset, contract asset and other assets	—	(12,482)	289	(36,080)
Lease liabilities, contract liabilities and other liabilities	14,031	(56)	18,852	(3,852)
Provisions	657	—	587	(20)
Tax losses carried forward	4,447	—	4,272	—
Total Gross	19,348	(17,359)	54,189	(52,517)
Netting	(17,348)	17,348	(52,506)	52,506
Total net	1,999	(11)	1,683	(11)